Long-Term Debt - Repayment Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
December 31, 2022	$ 190,316
December 31, 2023	153,572
December 31, 2024	274,940
December 31, 2025	92,968
December 31, 2026	316,175
December 31, 2027 and thereafter	57,605
Total	$ 1,085,576	$ 781,939